Accounting Policies (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Oct. 27, 2008
Property, Plant and Equipment [Line Items]
Basic earnings per share	$ 3.92	$ 3.03	$ 2.88
Inventories valued using LIFO method	63.00%
FIFO method value of inventory in excess of reported	$ 204	$ 219
Provision for inventory losses			22
Sales discount, recorded as a reduction of net sales	461	398	328
Stock-settled appreciation rights for common Shares excluded from calculation of diluted Earning Per share	350,000	824,000	1,899,000
Stock Distribution	One share of Class B common stock for every four shares of either Class A or Class B common stock held by stockholders of record as of the close of business on October 6, 2008, with fractional shares paid in cash
Reclassification of retained earnings to common stock account				$ 5
Par value per share of the shares issued in the stock distribution equivalent to Reclassification of retained earnings				$ 0.15
Condition for recognizing tax benefit	we recognize a tax benefit in an amount equal to the largest amount of benefit that we believe has more than a 50% likelihood of being realized upon ultimate resolution
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Minimum Estimated Useful Life of Assets	20
Maximum Estimated Useful Life of Assets	40
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Minimum Estimated Useful Life of Assets	3
Maximum Estimated Useful Life of Assets	10
Software [Member]
Property, Plant and Equipment [Line Items]
Minimum Estimated Useful Life of Assets	3
Maximum Estimated Useful Life of Assets	7
Scenario, Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Basic earnings per share			$ 2.89
Scenario, Actual [Member]
Property, Plant and Equipment [Line Items]
Basic earnings per share			$ 2.88